Accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Statement [line items]
Scope of consolidation
Scope of consolidation
The consolidated financial statements include all entities, including structured entities, that Novartis AG controls directly or indirectly (generally as a result of owning more than 50% of the entity’s voting interest). Consolidated entities are also referred to as “subsidiaries.”
Investments in associated companies (generally defined as investments in entities in which Novartis holds between 20% and 50% of voting shares or over which it otherwise has significant influence) and joint ventures are accounted for using the equity method, except for selected venture fund investments for which the Company has elected to apply the method of fair value through the consolidated income statement.

Foreign currencies
Foreign currencies
The consolidated financial statements of Novartis are presented in US dollars (USD). The functional currency of a subsidiary is generally the local currency of that entity. The functional currency used for the reporting of certain Swiss and foreign finance entities is USD instead of their respective local currencies. This reflects the fact that the cash flows and transactions of these entities are primarily denominated in this currency.
For subsidiaries using a functional currency other than USD, the subsidiary’s results, financial position and cash flows are translated into USD using the following exchange rates:
• Income, expense and cash flows for each month using the average exchange rate, with the US dollar values for each month being aggregated during the year
• Balance sheet using year-end exchange rates
• Resulting exchange rate differences are recognized in other comprehensive income

Non-current assets held for sale or held for distribution to owners
Distribution of Sandoz Group AG to Novartis AG shareholders
At the Extraordinary General Meeting (EGM) of Novartis AG shareholders, held on September 15, 2023, the Novartis AG shareholders approved a special distribution by way of a dividend in kind to effect the spin-off of Sandoz Group AG.
The September 15, 2023, shareholder approval for the spin-off required the Sandoz Division and selected portions of corporate activities attributable to Sandoz business, as well as certain expenses related to the spin-off (the “Sandoz business”) to be reported as discontinued operations.
The shareholder approval on September 15, 2023, for the spin-off the Sandoz business, required the recognition of a distribution liability at the fair value of the Sandoz business. Novartis policy is to measure the distribution liability at the fair value of the Sandoz business net assets taken as a whole. The distribution liability was recognized through a reduction in retained earnings. It was required to be adjusted at each balance sheet date for changes in its estimated fair value, up to the date of the distribution to shareholders through retained earnings. Any resulting impairment of the business assets to be distributed would have been recognized in the consolidated income statements in “Other expense” of discontinued operations, at the date of initial recognition of the distribution liability or at subsequent dates resulting from changes of the distribution liability valuation.
At the October 4, 2023, distribution settlement date, the resulting gain, which is measured as the excess amount of the distribution liability over the then-carrying value of the net assets of the business distributed, was recognized on the line “Gain on distribution of Sandoz Group AG to Novartis AG shareholders” within the income statement of discontinued operations.
The recognition of the distribution liability required the use of valuation techniques for the purposes of impairment testing of the Sandoz business’ assets to be distributed and for the measurement of the fair value of the distribution liability. These valuations required the use of management assumptions and estimates related to the Sandoz business’ future cash flows, market multiples, and the opening share price of Sandoz Group AG on the first day of trading its shares on the SIX Swiss Exchange, to estimate day one market value, and control premiums to apply in estimating the Sandoz business fair value. These fair value measurements are classified as “Level 3” in the fair value hierarchy. The section “—Goodwill and intangible assets other than goodwill” in this Note 1 provides additional information on key assumptions that are highly sensitive in the estimation of fair values using valuation techniques.
Transaction costs that were directly attributable to the Distribution (spin-off) of the Sandoz business to Novartis AG shareholders by way of a dividend in kind, and that would otherwise have been avoided, were accounted for as a deduction from equity (within retained earnings). Prior to the recognition of the distribution liability, these costs were recorded as prepaid expenses in the consolidated balance sheet.
For additional disclosures, refer to the section “— Distribution of Sandoz Group AG to Novartis AG shareholders” in Note 2 and Note 29.

Acquisition of assets and businesses
Acquisition of assets and businesses
Assets separately acquired are recorded at cost, which includes the purchase price and any directly attributable costs for bringing the asset into the condition to operate as intended. Expected costs for obligations to dismantle and remove property, plant and equipment and to restore the site when it is no longer used are included in their cost.
Acquired businesses are accounted for by applying the business combination acquisition method, unless the optional concentration test is applied. The optional concentration test allows for an election on a transaction-by-transaction basis to account for the acquired business as an asset separately acquired when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
The business combination acquisition method requires that the assets acquired and liabilities assumed be recorded at their respective fair values on the date the Company obtains control. The excess of the fair value of the total purchase consideration transferred over the fair value of the acquired assets and assumed liabilities is recognized as goodwill. The valuations are based on information available at the acquisition date. Acquisition-related costs are expensed as incurred.
The application of the business combination acquisition method requires certain estimates and assumptions to be made, especially concerning the fair values of the acquired intangible assets, inventories, property, plant and equipment, and the liabilities assumed at the acquisition date, and the useful lives of the intangible assets and property, plant and equipment. Estimates of fair value require the use of valuation techniques. These valuations require the use of management assumptions and estimates, including the value of comparable assets in the market, amount and timing of future cash flows, outcomes and costs of research and development activities, probability of obtaining regulatory approval, long-term sales forecasts, actions of competitors, discount rates and terminal growth rates. The section “—Goodwill and intangible assets other than goodwill” in this Note 1 provides additional information on key assumptions that are highly sensitive in the estimation of fair values using valuation techniques.

Goodwill and intangible assets other than goodwill
Goodwill and intangible assets other than goodwill
Goodwill arises on applying the business combination acquisition method on the acquisition of a business and is the excess of the fair value of the consideration transferred to acquire the business over the underlying fair value of the net identified assets acquired. Goodwill is allocated to groups of cash-generating units (CGUs) that are expected to benefit from the synergies of the combination, which are usually represented by the operating segment. Goodwill is tested for impairment at the level of this group of CGUs annually, or when facts and circumstances warrant, and any impairment charges are recorded under “Other expense” in the consolidated income statement.
Intangible assets other than goodwill that are separately acquired or accounted for as separately acquired when the optional concentration test is applied, are initially recorded at cost. Intangible assets acquired in a business combination are recorded at fair value at the acquisition date in accordance with the business combination acquisition method.
Intangible assets available for use with a definite useful life (which includes the categories Currently marketed products and Other intangible assets) are amortized on a straight-line basis and evaluated for potential impairment whenever facts and circumstances indicate that their carrying value may not be recoverable.
Acquired research and development intangible assets that have not yet obtained marketing approval are recognized in the In-process research and development (IPR&D) category within intangible assets other than goodwill. IPR&D is not amortized because it is not yet available for use. It is tested for potential impairment on an annual basis, or whenever facts and circumstances indicate that an impairment may exist. When an IPR&D project receives marketing approval from a regulatory authority, it is reclassified to the “Currently marketed products” category within intangible assets other than goodwill.
An asset, a CGU or a grouping of CGUs is considered impaired when its balance sheet carrying amount exceeds its recoverable amount, which is defined as the higher of its fair value less costs of disposal and its value in use. Novartis generally determines the recoverable amount using the fair value less costs of disposal approach. As directly observable market inputs are typically unavailable, fair value less costs of disposal is estimated using net present value techniques based on post-tax cash flows and discount rates. In the limited cases where the value-in-use approach is applied, net present value techniques use pre-tax cash flows and discount rates.
Fair value less costs of disposal reflects estimates of assumptions that market participants would be expected to use when pricing the asset or CGU, and for this purpose, management considers the range of economic conditions that are expected to exist over the remaining useful life of the asset. These valuations are classified as “Level 3” in the fair value hierarchy.
The estimates used in calculating net present values are highly sensitive and depend on assumptions specific to the nature of the Company’s activities, including:
• Amount and timing of projected future cash flows
• Sales forecasts
• Actions of competitors, such as launch of competing products, marketing initiatives
• Sales erosion rates after patent expiry, loss of exclusivity or other intellectual property protection, and timing of competitor products entering the market
• Outcome of research and development activities, such as compound efficacy, clinical trials results
• Amount and timing of projected costs to develop IPR&D into commercially viable products
• Profit margins
• Probability of obtaining regulatory approval
• Future tax rates
• Appropriate terminal growth or decline rate
• Appropriate discount rate
Generally, for intangible assets with a definite useful life, Novartis uses cash flow projections for the whole useful life of these assets. For goodwill, Novartis generally utilizes cash flow projections for a three-year period based on management forecasts, with a terminal value based on cash flow projections usually in line with inflation rates for later periods.
Probability-weighted scenarios are typically used.
Discount rates used consider the Company’s estimated weighted average cost of capital, adjusted for asset-specific, country-specific, and currency risks associated with cash flow projections, to approximate the discount rate that market participants would use to value the asset.
Due to the above factors, actual cash flows and values could vary significantly from forecasted future cash flows and related values derived using discounting techniques.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents include highly liquid investments with original maturities of three months or less, which are readily convertible to known amounts of cash. Bank overdrafts are presented within current financial debts on the consolidated balance sheet.

Marketable securities and non-current financial assets
Marketable securities and non-current financial assets
Marketable securities are financial assets held for short-term purposes that are principally traded in liquid markets and are classified within current assets on the consolidated balance sheet. The financial impacts related to these financial assets are recorded in “Other financial income and expense” in the consolidated income statement. Non-current financial assets held for long-term strategic purposes are classified within non-current assets on the consolidated balance sheet. The financial impacts related to these financial assets are recorded in “Other income” and “Other expense” in the consolidated income statement.
Marketable securities and non-current financial assets are initially recorded at fair value on their trade date, which is different from the settlement date when the transaction is ultimately effected. Quoted securities are remeasured to fair value based on current market prices at each reporting date. If the market for a financial asset is not active or no market is available, fair values are established using valuation techniques. The majority of non-quoted investments are initially valued at fair value through the purchase price established between a willing buyer and seller. Non-quoted investments are subsequently adjusted based on values derived from discounted cash flow analysis or other pricing models. These investment values are classified as “Level 3” in the fair value hierarchy.
The Company classifies and accounts for its marketable securities and non-current financial assets in the following categories:
• Debt securities are valued at fair value through other comprehensive income with subsequent recycling into the consolidated income statement, as they meet both the “solely payment of principal and interest” and the business model criteria. Unrealized gains and losses, except exchange gains and losses, are recorded as a fair value adjustment in the consolidated statement of comprehensive income. They are recognized in the consolidated income statement when the debt instrument is sold, at which time the gain/loss is transferred to “Other financial income and expense.” Exchange gains and losses related to debt instruments are immediately recognized in the consolidated income statement in “Other financial income and expense.”
• Fund investments and equity securities of the Novartis Venture Fund are valued at fair value through profit and loss (FVPL). Unrealized gains and losses, including exchange gains and losses, are recognized in the consolidated income statement in “Other income” for gains and “Other expense” for losses.
• Equity securities held as strategic investments, typically held outside of the Novartis Venture Fund, are generally designated at the date of acquisition as financial assets valued at fair value through other comprehensive income with no subsequent recycling through profit and loss. Unrealized gains and losses, including exchange gains and losses, are recorded as a fair value adjustment in the consolidated statement of comprehensive income. They are reclassified to retained earnings when the equity security is sold. If these equity securities are not designated at the date of acquisition as financial assets valued at fair value through other comprehensive income, they are valued at FVPL, as described above.
• Other non-current financial assets, such as loans and long-term receivables from customers, advances and other deposits, are valued at amortized cost, which reflects the time value of money less any allowances for expected credit losses.
The Company assesses on a forward-looking basis the expected credit losses associated with its debt securities valued at fair value through other comprehensive income. Impairments on debt securities are recorded in “Other financial income and expense.”
For other financial assets valued at amortized cost, impairments, which are based on their expected credit losses, and exchange rate losses are included in “Other expense” in the consolidated income statement. Exchange rate gains and interest income, using the effective interest rate method, are included in “Other income” or “Other financial income” in the consolidated income statement, depending on the nature of the item.

Derivative financial instruments
Derivative financial instruments
Derivative financial instruments are initially recognized in the balance sheet at fair value and are remeasured to their current fair value at the end of each subsequent reporting period. The valuation of a forward exchange rate contract is based on the discounted cash flow model, using interest rate curves and forward rates at the reporting date as observable inputs.
Options are valued based on a modified Black-Scholes model using volatility and exercise prices as major observable inputs.
The Company enters into certain derivative financial instruments for the purpose of hedging to reduce volatility in the Company’s performance due to exposure to various business-related risks. The risk mitigation is obtained because the derivative’s value or cash flows are expected, wholly or partly, to offset changes in the value or cash flows of the recognized assets or liabilities. The overall strategy aims to mitigate the currency and interest rate risk of positions that are contractually agreed, and to partially mitigate the exposure risk of selected anticipated transactions.
Certain derivative financial instruments meet the criteria for hedge accounting treatment. A prerequisite for obtaining this accounting-hedge relationship is extensive documentation on inception and proving on a regular basis that the economic hedge is effective for accounting purposes. Other derivative financial instruments do not meet the criteria to qualify for hedge accounting or are not designated in a hedge relationship. Changes in the fair value of these derivative instruments are recognized immediately in “Other financial income and expense” in the consolidated income statement.
In addition, the Company has designated certain long-term debt components as hedges of the translation risk arising on certain net investments in foreign operations. On consolidation, foreign currency differences arising on long-term debt designated as net investment hedges of a foreign operation are recognized in other comprehensive income and accumulated in currency translation effects, to the extent that the hedge is effective. Foreign currency differences arising from hedge ineffectiveness are recognized in the income statement in “Other financial income and expense.”
When a hedged net investment is disposed of, the proportionate portion of the cumulative amount recognized in equity in relation to the hedged net investment is transferred to the consolidated income statement as an adjustment to the gain or loss on disposal.

Inventories
Inventories
Inventory is valued at the lower of acquisition or production cost determined on a first-in, first-out basis and net realizable value. This value is used for the “Cost of goods sold” in the consolidated income statement. Unsaleable inventory is fully written off in the consolidated income statement under “Cost of goods sold.”

Trade receivables
Trade receivables
Trade receivables are initially recognized at their invoiced amounts, including any related sales taxes less adjustments for estimated revenue deductions such as rebates, chargebacks and cash discounts.
Provisions for doubtful trade receivables are established using a forward-looking expected credit loss model (ECL). Charges for doubtful trade receivables are recorded as marketing and selling costs recognized in the consolidated income statement within “Selling, general and administration” expenses.

Legal and environmental liabilities
Legal and environmental liabilities
Novartis and its subsidiaries are subject to contingencies arising in the ordinary course of business, such as patent litigation, environmental remediation liabilities and other product-related and commercial litigation, and governmental investigations and proceedings. A provision is recorded when there is a probable outflow of resources for which a reliable estimate can be made of the outcome of the legal or other disputes against the subsidiary.

Contingent consideration
Contingent consideration
Contingent consideration from a business combination is recognized as a financial liability at fair value at the acquisition date, and forms part of the total purchase consideration transferred. The contingent consideration liability is remeasured at each reporting date, with changes in fair value recognized in the consolidated income statement in “Cost of goods sold” for currently marketed products and in “Research and development” for IPR&D.
For divestments, contingent consideration is recognized as a financial asset at fair value at the divestment date, and forms part of the total consideration received, excluding royalties under a license arrangement. The contingent consideration receivable is remeasured at each reporting date, with changes in fair value recognized in the consolidated income statement in “Other income” for increases in fair value and in “Other expense” for decreases in fair value.
These valuations are classified as “Level 3” in the fair value hierarchy. The estimates used in calculating the fair value of contingent consideration are highly sensitive and depend on assumptions specific to the nature of contingent amounts, particularly regarding expected future outcomes, including technical milestones, market performance, and probability-weighted scenarios and are discounted to reflect the time value of money. The unwinding of the discount is recognized in the consolidated income statement within “Interest expense” for contingent consideration liabilities and within “Other financial income and expense” for contingent consideration receivables.
For acquisitions where the Company elected to apply the optional concentration test, for in-licensing transactions and for other separately acquired intangible assets, contingent consideration is recognized as an addition to the intangible asset when the specified triggering event occurs (i.e. upon achievement of the defined milestones). The potential future milestone payments are disclosed within the research and development commitments table in Note 27.

Defined benefit pension plans and other post retirement benefits
Defined benefit pension plans and other post-employment benefits
The liability in respect of defined benefit pension plans and other post-employment benefits is the defined benefit obligation calculated annually by independent actuaries using the projected unit credit method. Plan assets are recognized at fair value. The current service cost for defined benefit pension plans and other post-employment benefit plans is included in personnel expenses allocated to the respective functions, while net interest on the defined benefit liability or asset is recognized as “Other expense” or “Other income.”

Revenue recognition
Revenue recognition
Revenue on the sale of Novartis products and services, which is recorded as net sales to third parties in the line “Net sales from continuing operations” in the consolidated income statement, is recognized when a contractual promise to a customer (performance obligation) has been fulfilled by transferring control over the promised goods and services to the customer, substantially all of which is at the point in time of shipment to, or receipt of, the products by the customer or when the services are performed. If contracts contain customer acceptance provisions, revenue is recognized upon the satisfaction of the acceptance criteria. If a contract contains more than one performance obligation, the consideration is allocated based on the standalone selling price of each performance obligation. Consideration may be fixed or variable. Revenue is recognized based on the consideration Novartis expects to receive for its goods and services, only to the extent that it is highly probable that a significant reversal of revenue will not occur.
The most common elements of variable consideration are listed below.
• Rebates, discounts, and chargebacks granted to wholesalers, retailers, government agencies (including US Medicaid and US Federal Medicare programs), government supported healthcare systems, private health systems, pharmacy benefit managers, managed healthcare organizations, purchasing organizations, and other direct and indirect customers are provisioned and recorded as revenue deductions at the time the related revenues are recorded or when the incentives are offered. The provision represents estimates of the related obligations, requiring the use of judgment when estimating the effect of these revenue deductions. These rebates and discounts, applied using provision rates, are estimated based on the terms and conditions in the individual government agencies, states, plans and customer agreements (which may be subject to challenge or change in interpretative guidance by government authorities, payers and customers), historical experience, product sales and growth rate, population growth, product pricing including inflation impacts, the mix of contracts and products, the level of inventory in the distribution channel, regulations, channels and payers, as appropriate to the individual rebate and discount arrangements. These rebate provisions are adjusted based on established processes and experiences, for example from filing data with individual government agencies, states, and plans. There is often a time lag between the recording of revenue deductions and the final accounting for them.
• Refunds granted to healthcare providers under innovative pay-for-performance agreements (i.e. outcome-based arrangements) are provisioned and recorded as a revenue deduction at the time the related sales are recorded. The provision represents estimates of the related obligations, requiring the use of judgment when estimating the effect of these revenue deductions. They are calculated on the basis of historical experience and clinical data available for the product, as well as the specific terms of the individual agreements. In cases where historical experience and clinical data are not sufficient for a reliable estimation of the outcome, revenue recognition is deferred until the uncertainty is resolved, until such history is available or the period when the refund right has expired. The provisions for revenue deductions under innovative pay-for-performance agreements are adjusted periodically based on established processes and actual experience, including the products’ actual outcomes achieved compared with the anticipated predefined targets.
• Cash discounts are offered to customers to encourage prompt payment and are provisioned and recorded as revenue deductions at the time the related sales are recorded.
• Sales returns provisions are recognized and recorded as revenue deductions when there is historical experience of the Company agreeing to customer returns and Novartis can reasonably estimate expected future returns. The provision represents estimates of the related obligations, requiring the use of judgment when estimating the effect of these revenue deductions. In doing so, the estimated rate of return is applied, determined on the basis of historical experience of customer returns and considering any other relevant factors. This is applied to the amounts invoiced, also considering the amount of returned product to be destroyed versus product that can be placed back in inventory for resale. Where shipments are made on a resale or return basis, without sufficient historical experience for estimating sales returns, revenue is only recorded when there is evidence of consumption or when the right of return has expired. Provisions for sales returns are adjusted periodically based on established processes and actual experience.
Net sales to third parties and provisions for revenue deductions are adjusted periodically to reflect experience and to reflect actual amounts as rebates, refunds, discounts and returns are processed. There is often a time lag between recording of revenue deductions and the final accounting for them. The provision represents estimates of the related obligations, requiring the use of judgment when estimating the effect of these revenue deductions.
“Other revenue” includes income from profit-sharing arrangements with our collaboration partners, and royalty and milestone income from the out-licensing of intellectual property when Novartis retains an interest in the intellectual property through a license. Royalty income earned from a license is recognized when the underlying sales have occurred. Milestone income is recognized at the point in time when it is highly probable that the relevant milestone event criteria are met, and the risk of reversal of revenue recognition is remote. “Other revenue” also includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales, and is recognized when control transfers to the third party and our performance obligations are satisfied.

Research and development
Research and development
Internal research and development (R&D) costs are fully charged to “Research and development” in the consolidated income statement in the period in which they are incurred. The Company considers that regulatory and other uncertainties inherent in the development of new products preclude the capitalization of internal development expenses as an intangible asset until marketing approval from a regulatory authority is obtained in a major market such as the United States, the European Union, Switzerland, China or Japan.
Payments made to third parties such as contract research and development organizations in compensation for subcontracted R&D, that are deemed not to transfer intellectual property to Novartis are expensed as internal R&D expenses in the period in which they are incurred. Such payments are only capitalized if they meet the criteria for recognition of an internally generated intangible asset, usually when marketing approval has been received from a regulatory authority in a major market.
Payments made to third parties to in-license or acquire intellectual property rights, compounds and products, including initial upfront and subsequent milestone payments, are capitalized, as are payments for other assets, such as scientific infrastructure and technologies to be used in R&D activities. If additional payments are made to the originator company to continue performing R&D activities, an evaluation is made as to the nature of the payments. Such additional payments will be expensed if they are deemed to be compensation for subcontracted R&D services not resulting in an additional transfer of intellectual property rights to Novartis. Such additional payments will be capitalized if they are deemed to be compensation for the transfer to Novartis of additional intellectual property developed at the risk of the originator company. Subsequent internal R&D costs in relation to IPR&D and other assets are expensed, since the technical feasibility of the internal R&D activity can only be demonstrated by the receipt of marketing approval for a related product from a regulatory authority in a major market.
Costs incurred for post-approval studies to support the continued registration of a marketed product are recognized as marketing expenses. Costs for activities required by regulatory authorities as a condition for obtaining marketing approval in a major market are capitalized in the “Currently marketed products” category within intangible assets other than goodwill.
Inventory produced ahead of regulatory approval is fully provisioned, and the charge is included in “Other expense” in the consolidated income statement, as its ultimate use cannot be assured. If this inventory can subsequently be sold, the provision is released to “Other income” in the consolidated income statement, either on approval by the appropriate regulatory authority or, exceptionally in Europe, on recommendation by the Committee for Medicinal Products for Human Use (CHMP), if approval is assessed by the Company to be virtually certain.

Share based compensation
Share-based compensation
Novartis shares and American Depositary Receipts (ADRs) granted as compensation with immediate vesting are measured at market value on the grant date. Since there is no vesting period the total compensation amount is expensed immediately within personnel costs and allocated to the respective function where the employee works.
The fair values of unvested restricted shares (RSs), including ADRs and restricted share units (RSUs) are measured at the grant date and recognized as an expensed on a straight-line basis over the vesting period. These awards are conditional only on continued service during the vesting period. RSUs do not entitle holders to dividends; therefore, their fair value is based on the Novartis share price at the grant date, adjusted for the present value of expected dividends during the vesting period. The compensation expense reflects adjustments for estimated forfeitures. The compensation expense is included within personnel costs allocated to the respective function where the employee works.
Performance Share Units (PSUs) are subject to both continued service and the achievement of specified performance criteria during the vesting period. These criteria comprise Company-specific performance metrics (non-market conditions) and, for certain plans, Novartis total shareholder return (TSR) relative to a defined peer group (a market condition measured using observable market data). Compensation expense is determined based on a bifurcation of the Company-specific metrics and the TSR component. The number of equity instruments that ultimately vest is determined at the vesting date. The following paragraphs provide an overview of the accounting policies for the determination of the components of the PSU share-based compensation plan expense.
The portion of the PSU expense related to Company-specific performance metrics (non-market conditions) is measured based on assumptions regarding expected achievement of these metrics over the vesting period. These assumptions reflect the Company’s internal targets and expected forfeitures due to participants not meeting service conditions. Assumptions are reviewed and updated periodically during the vesting period. Changes in estimates for past service are recognized immediately in the consolidated income statement, while amounts for the remaining vesting period are expensed on a straight-line basis. Consequently, at the end of the vesting period, the total expense recognized equals the amount that ultimately vests.
The portion of the PSU expense related to TSR performance criteria (a market condition measured using observable market data) is determined based on the grant-date fair value of the award. Market conditions are incorporated into the fair value measurement at the grant date and are not subsequently adjusted for changes in TSR performance. Novartis estimates this fair value using a Monte Carlo simulation model. For this component, adjustments to compensation expense are only made if a participant fails to meet the service condition.
Measuring the fair values of PSUs with TSR performance criteria requires the use of estimates. The Monte Carlo simulation applied to determine this fair value incorporates assumptions about the probability of factors of future events, the expected term of the award, the grant price of the underlying shares or ADRs, expected volatilities, the correlation of Novartis shares with those of the peer group, and the risk-free interest rate.
If a plan participant leaves Novartis for reasons other than retirement, disability or death, then unvested restricted shares, restricted ADRs, RSUs and PSUs are forfeited, unless otherwise provided under the plan rules or determined by the Compensation Committee of the Novartis Board of Directors (for example, in connection with a reorganization or divestment).

Income taxes
Income taxes
Income taxes comprise current income taxes and deferred income taxes and are recognized in the same periods as the revenues and expenses to which they relate. Income taxes include interest and penalties incurred during the period, insofar as they are considered an income tax. Income taxes related to items recognized directly to other comprehensive income or to equity are recognized together with the corresponding item, to which the income tax is attributable, directly in other comprehensive income or in equity.
Deferred income taxes are determined using the comprehensive liability method and are calculated on the temporary differences that arise between the tax base of an asset or liability and its carrying value for financial reporting purposes, except for those temporary differences related to investments in subsidiaries and associated companies, where the timing of their reversal can be controlled and it is probable that the difference will not reverse in the foreseeable future. Since the retained earnings of subsidiaries are reinvested, withholding or other taxes on eventual distribution of a subsidiary’s retained earnings are only recognized when a dividend is declared or has been planned. Furthermore, deferred income taxes are recognized for the net tax effects of net operating loss carryforwards and tax credits.
The Company applies the IFRS Accounting Standards exception to not recognize or disclose information about deferred tax assets and liabilities related to Pillar Two income taxes.
The carrying amount of deferred tax assets is reduced to the extent that it is not probable that sufficient taxable profits will be available to enable all or part of the asset to be recovered. In evaluating our ability to recover our deferred tax assets in the jurisdiction from which they arise, we consider all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax-planning strategies, and results of recent operations.
The estimated amounts for current and deferred tax assets or liabilities, including amounts related to any uncertain tax positions, are based on applicable tax law and regulations in the various tax jurisdictions, in which the Company operates, which are subject to interpretations based on currently known facts and circumstances.
Tax returns are based on an interpretation of tax laws and regulations, and reflect estimates based on these judgments and interpretations. Tax returns are subject to examination by the competent taxing authorities, which may result in an assessment being made requiring payments of additional tax, interest or penalties.
The calculation of income tax assets and liabilities involves dealing with uncertainties in the application of complex tax laws and regulations in a multitude of jurisdictions across our global operations. As a result, inherent uncertainties exist in the estimates of the tax positions. Tax liabilities for uncertain tax provisions are recognized on the consolidated balance sheets within current income tax liabilities.

Impact of adopting significant new IFRS standards
Impact of new IFRS Accounting Standards, amendments and interpretations in 2025
No new IFRS Accounting Standards were adopted by the Company in 2025, 2024 and 2023. There were no new IFRS Accounting Standards amendments or interpretations that became effective in 2025, 2024 and 2023 that had a material impact on the Company’s consolidated financial statements.
In 2024, the following new IFRS Accounting Standard, which is not yet effective, was issued by the International Accounting Standards Board:
IFRS 18 Presentation and Disclosure in Financial Statements
IFRS 18 Presentation and Disclosure in Financial Statements was issued by the International Accounting Standards Board in April 2024. IFRS 18 will become effective on January 1, 2027, and is required to be applied retrospectively to comparative periods presented, with early adoption permitted. Upon adoption, IFRS 18 replaces International Accounting Standards (IAS®) Standards 1 - Presentation of Financial Statements.
IFRS 18 sets out new requirements focused on improving financial reporting by:
• requiring additional defined structure to the statement of profit or loss (i.e. consolidated statement of income), to reduce diversity in the reporting, by requiring five categories (operating, investing, financing, income taxes and discontinued operations) and defined subtotals and totals (operating income, income before financing, income taxes and net income),
• requiring disclosures in the notes to the financial statements about management-defined performance measures (i.e. non-IFRS measures), and
• adding new principles for aggregation and disaggregation of information in the primary financial statements and notes.
IFRS 18 will not affect the recognition or measurement of items in the financial statements, but it might change what an entity reports as its “operating profit or loss”, due to the classification of certain income and expense items between the five categories of the consolidated income statement. It might also change what an entity reports as operating activities, investing activities and financing activities within the statement of cash flows, due to the change in classification of certain cash flow items between these three categories of the cash flows statement.
The Company’s preliminary assessment of IFRS 18 impacts indicates that certain income and expense amounts are expected to be reclassified within the consolidated income statement. For example, portions of foreign currency results and monetary losses from hyperinflation accounting will move from non-operating to operating income and expense. These expected presentation changes will not affect reported net income. The consolidated statement of cash flows presentation will change. It will start with operating income instead of net income, and certain cash flows are expected to be reclassified among the operating, investing, and financing activities categories. For example, dividends received and interest received are expected to be reclassified from operating activities to investing activities, while interest paid is expected to be reclassified from operating activities to financing activities. These presentation changes will not affect the net change in cash and cash equivalents reported for the period.
Novartis is currently finalizing its assessment of the impact of adopting IFRS 18, which will be effective January 1, 2027.
Based on the Company’s assessment, there were no other IFRS Accounting Standards, amendments or interpretations not yet effective in 2025, 2024 or 2023 that would have been expected to have a material impact on the Company’s consolidated financial statements.